Average Annual Total Returns - Legg Mason International Low Volatility High Dividend ETF - Legg Mason International Low Volatility High Dividend ETF	Mar. 01, 2021
Average Annual Return:
1 Year	(8.79%)
Since Inception	4.37%
Inception Date	Jul. 27, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	(9.44%)
Since Inception	2.79%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(4.41%)
Since Inception	3.21%